SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

September 1, 2015

VIA EDGAR

Ms. Deborah O’Neal-Johnson

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 189 to the Registration Statement on Form N-1A

of BlackRock Funds III (the “Trust”) relating to

BlackRock Disciplined International Fund

Dear Ms. O’Neal-Johnson:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 189 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to BlackRock Disciplined International Fund (formerly BlackRock International Alpha Tilts Fund) (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on September 1, 2015.

The Amendment is being filed for the purpose of completing the information required to be provided in the Registration Statement. We have reviewed the Amendment and represent that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Deborah O’Neal-Johnson of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on July 27, 2015 regarding the Trust’s Post-Effective Amendment No. 187 to its Registration Statement filed with the Commission on June 12, 2015 for the purpose of registering a new series of the Trust. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

September 1, 2015

comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

Prospectus: Fees and Expenses of the Fund

Comment 1:    Please provide a completed Fee Table and Expense Example to the Staff at least one week prior to making a filing pursuant to Rule 485(b) for the Fund.

Response:    A completed fee table and expense example were provided supplementally to the Staff on August 24, 2015.

Comment 2:    The Staff requests confirmation as to whether any of the contractual administrative fee waiver that will be listed in footnote 4 to the Fee Table may be recouped by BlackRock Advisors, LLC. If so, the Staff requests that the Fund consider adding disclosure in footnote 4 on the terms and conditions of such recoupment.

Response:    The Fund confirms that the contractual administrative fee waiver that will be listed in footnote 4 to the Fee Table may not be recouped by BlackRock Advisors, LLC.

Comment 3:    The Staff requests confirmation that the Expense Example includes the contractual administrative fee waiver that will be listed in footnote 4 to the Fee Table only during the period in which the waiver is currently effective.

Response:    The Fund confirms that the Expense Example includes the contractual administrative fee waiver that will be listed in footnote 4 to the Fee Table only during the period in which the waiver is currently effective.

Comment 4:    The Staff requests an explanation of the nature of the offsetting credits that will be listed in footnote 5 to the Fee Table. In particular, the Staff requests an explanation of how the offsetting credits differ from the reimbursement also listed in footnote 5 to the Fee Table.

Response:    Expense limitations can be implemented through offsetting credits and/or expense reimbursements. Independent Expenses are typically offset by the Advisory and/or Administrative Fee received by BlackRock. Where Independent Expenses are greater than the Advisory and/or Administrative Fee, BlackRock will use the amounts received from the Advisory and/or Administrative Fee to offset the Independent Expenses, and reimburse any remainder. There is no substantive economic difference to shareholders between the use of offsetting credits or expense reimbursements.

Comment 5:    The Staff requests confirmation as to whether any of the contractual independent expense reimbursement that will be listed in footnote 5 to the Fee Table may be recouped by BlackRock Advisors, LLC. If so, the Staff requests that the Fund consider adding disclosure in footnote 5 on the terms and conditions of such recoupment.

September 1, 2015

Response:    The Fund confirms that the contractual independent expense waiver that will be listed in footnote 5 to the Fee Table may not be recouped by BlackRock Advisors, LLC.

Comment 6:    The Staff requests that the Fund consider whether to disclose the master-feeder structure in the section entitled “Fund Overview—Fees and Expenses of the Fund—Portfolio Turnover.” In the alternative, the Staff requests that the Fund consider whether to revise the disclosure in the section entitled “Fund Overview—Principal Investment Strategies of the Fund” to more prominently highlight that the Fund is a feeder fund.

Response:    In the section entitled “Fund Overview—Principal Investment Strategies of the Fund,” the Fund includes the following disclosure regarding the master-feeder structure:

“The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, the prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.”

The Fund has considered the Staff’s comment and believes that the disclosure on the master-feeder structure is appropriate given that the Fund believes that disclosure on the economic characteristics of the Fund’s investments should be disclosed prior to disclosure on the Fund’s master-feeder structure.

Prospectus: Principal Investment Strategies of the Fund

Comment 7:    The Staff requests confirmation of whether the Fund intends to invest in securities of emerging market companies as a principal strategy. If so, the Staff requests that the Fund consider including disclosure on emerging markets in the sections on principal investment strategies and risks.

Response:    The Fund confirms that it does not currently intend to invest in securities of emerging market companies as a principal strategy.

Comment 8:    The Staff notes that the section entitled “Fund Overview—Principal Investment Strategies of the Fund” lists the types of derivatives in which the Fund may invest. The Staff requests confirmation of whether this reflects all of the types of derivatives in which the Fund may invest as a principal strategy.

Response:    The Fund confirms that the derivatives listed in the section entitled “Fund Overview—Principal Investment Strategies of the Fund” reflects all of the types of derivatives in which the Fund currently intends to invest as a principal strategy.

September 1, 2015

Comment 9:    The Staff notes that the Fund may invest in debt instruments. The Staff requests that the Fund consider providing additional disclosure on the maturity and credit quality of the debt instruments in which the Fund intends to invest.

Response:    The Fund confirms that it does not currently intend to invest in debt securities as a principal strategy. As such, the Fund has considered the Staff’s comment and believes that the disclosure on debt securities is appropriate.

Comment 10:    The Staff requests that the Fund consider adding disclosure on the Fund’s target market capitalization range.

Response:    In response to the Staff’s comment, the Fund has added the following disclosure to the sections entitled “Fund Overview—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies”:

“The Fund may invest in securities of any market capitalization.”

Comment 11:    The Staff notes that the Fund may invest in derivatives, including swap contracts. The Staff requests confirmation that if the Fund writes (sells) credit default swaps, it will cover the full notional value.

Response:    The Fund confirms that if it writes (sells) a credit default swap, it will cover the full notional value of the swap agreement.

Comment 12:    The Staff notes that the Fund may invest in derivatives, including swap contracts. The Staff requests that the Fund confirm that, to the extent it will invest in total return swaps, it will monitor its asset segregation requirements as set forth under Section 18 of the 1940 Act and Investment Company Act Release No. 10666.

Response:    The Fund intends to calculate asset coverage for derivatives using the mark to market value, the notional value or the fair value determined by the Fund’s investment adviser in accordance with procedures approved by the Trust’s Board of Trustees. The Fund confirms that it will maintain an appropriate amount of asset coverage.

Prospectus: Investment Risks—Principal Risks of Investing in the Fund

Comment 13:    The Staff requests confirmation of whether the Fund will invest in the securities of small- and/or mid-capitalization companies. If so, the Staff requests that the Fund consider including disclosure on the risks of investing in the securities of small- and/or mid-capitalization companies in the sections entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks.”

September 1, 2015

Response:    In response to the Staff’s comment, the Fund has revised its disclosure to include the following risk factor on investing in the securities of small- and mid-capitalization companies in the sections entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks”:

“Small- and Mid-Capitalization Company Risk—Companies with small or mid-size market capitalizations will normally have more limited product lines, markets and financial resources and will be dependent upon a more limited management group than larger capitalized companies. In addition, it is more difficult to get information on smaller companies, which tend to be less well known, have shorter operating histories, do not have significant ownership by large investors and are followed by relatively few securities analysts.”

Comment 14:    The Staff notes that the Fund will be exposed to leverage risk as described in the risk factor entitled “Leverage Risk” in the sections entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund.” The Staff requests confirmation that the Fund is including disclosure on leverage risk due to its ability to invest in derivatives.

Response:    The Fund confirms that it is including disclosure on leverage risk due to its ability to invest in derivatives.

Comment 15:    The Staff notes that the risk factor entitled “Leverage Risk” in the sections entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks—Principal Risks of Investing in the Fund” states that: “As an open-end investment company registered with the SEC, the Fund is subject to the federal securities laws, including the Investment Company Act, the rules thereunder, and various SEC and SEC staff interpretive positions. In accordance with these laws, rules and positions, the Fund must “set aside” liquid assets (often referred to as “asset segregation”), or engage in other SEC- or staff-approved measures, to “cover” open positions with respect to certain kinds of instruments.” The Staff requests that the Fund consider removing these sentences from the “Fund Overview” section.

Response:    The Fund has considered the Staff’s comment and believes that the disclosure on leverage risk is appropriate given that there is a risk that the Fund may have to liquidate portfolio positions when it is not advantageous to do so to meet any required asset segregation requirements. The Fund includes the following as the penultimate sentence of “Leverage Risk”:

“The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements.”

September 1, 2015

Prospectus: How the Fund Invests—Other Strategies

Comment 16:    The Staff notes the length of the section entitled “Details About the Fund—How the Fund Invests—Other Strategies.” The Staff requests that the Fund consider whether these strategies should be moved to the Statement of Additional Information.

Response:    The Fund has considered the Staff’s comment and believes that the disclosure on other strategies is appropriate given that these are not principal strategies, but are strategies that are pertinent for the Fund’s Prospectus.

Prospectus: Investment Risks—Other Risks of Investing in the Fund

Comment 17:    The Staff requests confirmation of whether high portfolio turnover risk will be a principal risk of investing in the Fund. If so, the Staff requests that the Fund consider including disclosure on high portfolio turnover in the sections entitled “Fund Overview—Principal Investment Strategies of the Fund,” Fund Overview—Principal Risks of Investing in the Fund,” “Details About the Fund—How the Fund Invests—Principal Investment Strategies” and “Details About the Fund—How the Fund Invests—Investment Risks.”

Response:    In response to the Staff’s comment, the Fund has revised its disclosure to include the following in the sections entitled “Fund Overview—Principal Investment Strategies of the Fund” and “Details About the Fund—How the Fund Invests—Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.”

In addition, the Fund has revised its disclosure to add the following risk factor in the sections entitled “Fund Overview—Principal Risks of Investing in the Fund” and “Details About the Fund—Investment Risks”:

“High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance.”

Prospectus: Management of the Fund—Legal Proceedings

Comment 18:    The Staff requests confirmation that BlackRock Advisors, LLC and the Fund have

September 1, 2015

filed all documents required under Section 33 of the 1940 Act with the Commission.

Response:    The Fund has not yet launched and has not commenced operations. Therefore, the Fund is not currently subject to any filing requirements under Section 33 of the 1940 Act.

Statement of Additional Information: Information on Trustees and Officers

Comment 19:    The Staff requests confirmation that the public company and investment company directorship information disclosed in the section entitled “Information on Trustees and Officers—Biographical Information” covers the last five years.

Response:    The Fund confirms that the public company and investment company directorship information disclosed in the section entitled “Information on Trustees and Officers—Biographical Information” covers the last five years.

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The Trust acknowledges that it is responsible for the adequacy and accuracy of the disclosure in its documents, and acknowledges that the Commission is not foreclosed by its comment process from taking any action with respect to the Trust’s documents.

Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean

cc:	Benjamin Archibald

John A. MacKinnon